FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22323

Nuveen Enhanced Municipal Value Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: October 31

Date of reporting period: June 30, 2015

Item 1. Proxy Voting Record

=============================== Nuveen Enhanced Municipal Value Fund ===============================

AMERICAN AIRLINES GROUP INC.

Ticker:	AAL	Security ID:	02376R102
Meeting Date:	JUN 03, 2015	Meeting Type:	Annual
Record Date:	APR 06, 2015

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1a	Elect Director James F. Albaugh	For	For	Management
1b	Elect Director Jeffrey D. Benjamin	For	For	Management
1c	Elect Director John T. Cahill	For	For	Management
1d	Elect Director Michael J. Embler	For	For	Management
1e	Elect Director Matthew J. Hart	For	For	Management
1f	Elect Director Alberto Ibarguen	For	For	Management
1g	Elect Director Richard C. Kraemer	For	For	Management
1h	Elect Director Denise M. O’Leary	For	For	Management
1i	Elect Director W. Douglas Parker	For	For	Management
1j	Elect Director Ray M. Robinson	For	For	Management
1k	Elect Director Richard P. Schifter	For	For	Management
2	Ratify KPMG LLP as Auditors	For	For	Management
3	Advisory Vote to Ratify Named Executive Officers’ Compensation	For	For	Management

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Enhanced Municipal Value Fund

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 13, 2015